Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2014
Registrant Name	dei_EntityRegistrantName	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000774013
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2014
Prospectus Date	rr_ProspectusDate	Oct. 28, 2014